UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 22.9%
Consumer Discretionary 2.6%
Carnival Corp., 1.875%, 12/15/201	1,690,000	1,697,806
CCO Safari II LLC, 144A, 3.579%, 7/23/2020	1,240,000	1,230,866
CVS Health Corp., 1.9%, 7/20/2018	4,000,000	4,026,672
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016	4,000,000	4,071,064
General Motors Financial Co., Inc., 3.2%, 7/13/2020	4,000,000	3,946,124
Hyundai Capital Services, Inc., 144A, 1.14% *, 3/18/2017	2,815,000	2,808,391
		17,780,923
Consumer Staples 1.8%
ConAgra Foods, Inc., 2.1%, 3/15/2018	377,000	375,659
Kraft Heinz Foods Co., 144A, 2.8%, 7/2/2020	3,945,000	3,970,848
Reynolds American, Inc., 2.3%, 6/12/2018	3,920,000	3,962,167
Safeway, Inc., 3.4%, 12/1/2016	387,000	385,307
Tyson Foods, Inc., 2.65%, 8/15/2019	2,030,000	2,045,302
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,504,193
		12,243,476
Energy 2.1%
CNPC General Capital Ltd., 144A, 1.95%, 4/16/2018	1,000,000	991,473
Columbia Pipeline Group, Inc., 144A, 2.45%, 6/1/2018	390,000	390,754
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,000,000	3,015,000
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,920,000	3,965,139
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018	3,000,000	3,252,000
Noble Holding International Ltd., 4.0%, 3/16/2018	990,000	937,700
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,010,000
		14,562,066
Financials 8.1%
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018	2,000,000	2,046,206
Bank of America Corp., Series L, 2.6%, 1/15/2019	2,115,000	2,136,488
Bank of Baroda, 144A, 4.875%, 7/23/2019	3,000,000	3,199,476
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	2,039,312
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019	4,000,000	4,095,128
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	587,903
Commonwealth Bank of Australia, 144A, 1.577% *, 3/31/2017	4,000,000	4,005,868
Credit Agricole SA, 144A, 2.125%, 4/17/2018	3,000,000	3,024,657
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015	4,000,000	4,020,000
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017	2,250,000	2,289,375
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019	1,540,000	1,569,088
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	805,907
Intesa Sanpaolo SpA:
3.875%, 1/16/2018	1,790,000	1,843,940
3.875%, 1/15/2019	1,770,000	1,834,375
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,624,365
Lloyds Bank PLC, 2.3%, 11/27/2018	750,000	758,621
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	4,000,000	4,055,272
Morgan Stanley, 3.8%, 4/29/2016	2,500,000	2,540,985
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,030,000	1,036,942
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018	715,000	726,218
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017	4,500,000	4,520,326
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,947,500
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	990,000
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,064,635
		55,762,587
Health Care 1.7%
Actavis Funding SCS, 2.35%, 3/12/2018	5,245,000	5,265,870
Baxalta, Inc., 144A, 2.875%, 6/23/2020	4,000,000	3,998,508
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,904,151
Mallinckrodt International Finance SA, 3.5%, 4/15/2018	430,000	417,100
		11,585,629
Industrials 0.7%
Harris Corp., 2.7%, 4/27/2020	570,000	564,001
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	500,000	508,359
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020	3,500,000	3,564,456
		4,636,816
Information Technology 1.0%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,033,879
Seagate HDD Cayman, 3.75%, 11/15/2018	500,000	511,518
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,076,224
		6,621,621
Materials 3.1%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,851,453
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017	2,180,000	2,039,006
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	2,500,000	2,847,708
CF Industries, Inc., 6.875%, 5/1/2018	2,000,000	2,229,814
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018	1,455,000	1,273,125
3.1%, 3/15/2020 (a)	1,000,000	833,130
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,158,800
Glencore Funding LLC, 144A, 2.5%, 1/15/2019	1,660,000	1,415,150
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,472,594
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019	2,000,000	2,198,286
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018	1,720,000	1,709,993
Teck Resources Ltd., 3.0%, 3/1/2019 (a)	1,760,000	1,254,000
		21,283,059
Telecommunication Services 0.5%
AT&T, Inc., 2.45%, 6/30/2020	1,310,000	1,289,810
CC Holdings GS V LLC, 2.381%, 12/15/2017	1,000,000	1,007,003
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,340,000	1,370,528
		3,667,341
Utilities 1.3%
Exelon Corp., 2.85%, 6/15/2020	3,460,000	3,490,303
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,025,000	2,030,526
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,183,750
		8,704,579
Total Corporate Bonds (Cost $157,649,519)		156,848,097
Mortgage-Backed Securities Pass-Throughs 3.7%
Federal National Mortgage Association, 3.0%, with various maturities from 5/1/2027 until 6/1/2027 (Cost $25,660,468)	24,311,330	25,433,220
Asset-Backed 9.9%
Automobile Receivables 3.1%
AmeriCredit Automobile Receivables Trust:
"B", Series 2012-4, 1.31%, 11/8/2017	1,784,531	1,785,305
"C", Series 2014-2, 2.18%, 6/8/2020	4,000,000	4,018,040
"D", Series 2012-5, 2.35%, 12/10/2018	5,000,000	5,035,225
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,538,034
CPS Auto Receivables Trust, "D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,254,582
Ford Credit Auto Owner Trust, "A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	4,059,616
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023	3,105,513	3,105,513
		20,796,315
Credit Card Receivables 0.3%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	1,186,761	1,190,404
Master Credit Card Trust II, "C", Series 2012-2A, 144A, 1.97%, 4/21/2017	900,000	900,372
		2,090,776
Miscellaneous 5.9%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.735% *, 7/15/2026	1,690,000	1,678,143
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.175% *, 4/18/2026	1,000,000	983,146
Hewett's Island CLO Ltd., "A", Series 2007-1RA, 144A, 0.68% *, 11/12/2019	1,542,678	1,529,094
Madison Park Funding XII Ltd., "A", Series 2014-12A, 144A, 1.775% *, 7/20/2026	5,000,000	4,979,675
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.425% *, 7/17/2025	5,000,000	4,936,565
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.745% *, 7/20/2026	1,150,000	1,144,241
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.874% *, 7/17/2025	4,000,000	3,831,468
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.745% *, 11/14/2026	2,000,000	1,985,876
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 1.761%, 4/20/2027	2,500,000	2,486,963
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.775% *, 4/15/2026	5,000,000	4,967,275
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.724% *, 7/17/2026	3,000,000	2,985,006
"A1", Series 2015-1A, 144A, 1.755% *, 4/18/2027	4,170,000	4,148,199
"A2", Series 2014-2A, 144A, 2.274% *, 7/17/2026	5,000,000	4,906,905
		40,562,556
Student Loans 0.6%
SLM Student Loan Trust, "A4", Series 2008-5, 1.995% *, 7/25/2023	4,000,000	4,017,600
Total Asset-Backed (Cost $67,679,933)		67,467,247
Commercial Mortgage-Backed Securities 4.6%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.845% *, 7/10/2044	3,125,000	3,178,841
Banc of America Large Loan, Inc., "PAJ", Series 2006-277A, 144A, 6.293% *, 10/10/2045	1,334,118	1,334,069
Citigroup Commercial Mortgage Trust, "A4", Series 2006-C5, 5.431%, 10/15/2049	3,002,335	3,082,591
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040	2,693,353	2,795,628
Credit Suisse First Boston Mortgage Securities Corp., "B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,498,749
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.157% *, 9/15/2038	2,000,000	1,986,502
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.207% *, 3/15/2018	880,000	875,600
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.104% *, 11/5/2030	1,024,884	1,022,641
"DFL", Series 2013-HLF, 144A, 2.955% *, 11/5/2030	4,020,697	4,016,287
JPMorgan Chase Commercial Mortgage Securities Corp., "D", Series 2015-SGP, 144A, 4.694%, 7/15/2036	5,000,000	5,000,000
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044	962,878	1,013,644
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035	3,555,000	3,738,420
LB-UBS Commercial Mortgage Trust, "K", Series 2003-C5, 144A, 5.25%, 4/15/2037	456,125	457,124
Wachovia Bank Commercial Mortgage Trust, "A3", Series 2006-C24, 5.558%, 3/15/2045	1,715,947	1,723,761
Total Commercial Mortgage-Backed Securities (Cost $32,018,267)		31,723,857
Collateralized Mortgage Obligations 1.6%
Federal National Mortgage Association:
"FB", Series 1996-44, 0.994% *, 9/25/2023	106,696	108,344
"CB", Series 2007-5, 4.25%, 2/25/2037	10,103,539	10,991,483
Total Collateralized Mortgage Obligations (Cost $10,999,773)		11,099,827
Government & Agency Obligations 40.4%
Other Government Related (b) 0.7%
Asian Development Bank, 1.125%, 3/15/2017	2,000,000	2,014,254
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,927,875
		4,942,129
Sovereign Bonds 0.6%
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,874,129
Republic of Croatia, 144A, 6.25%, 4/27/2017	1,000,000	1,048,324
		3,922,453
U.S. Treasury Obligations 39.1%
U.S. Treasury Floating Rate Notes:
0.068% *, 10/31/2016 (c)	52,000,000	51,984,556
0.092% *, 7/31/2017	20,000,000	19,979,400
0.099% *, 1/31/2017	37,000,000	36,990,121
U.S. Treasury Notes:
0.5%, 4/30/2017	20,000,000	19,984,900
0.625%, 5/31/2017	20,000,000	20,014,840
0.75%, 3/31/2018	20,000,000	19,971,360
0.875%, 6/15/2017	33,000,000	33,160,281
1.0%, 8/31/2016 (d)	25,000,000	25,139,650
1.0%, 12/15/2017	10,000,000	10,061,980
1.0%, 9/15/2018	30,000,000	30,068,760
		267,355,848
Total Government & Agency Obligations (Cost $275,734,134)		276,220,430
Loan Participations and Assignments 5.3%
Senior Loans *
1011778 B.C. Unlimited Liability Co., Term Loan B, 3.75%, 12/12/2021	360,122	358,907
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	248,120	244,165
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019	493,860	494,544
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	250,000	250,351
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	481,292	480,890
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020	267,857	154,688
AmWINS Group LLC, Term Loan, 5.25%, 9/6/2019	972,530	977,791
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	479,834	479,033
Asurion LLC:
Term Loan B4, 5.0%, 8/4/2022	500,000	473,985
Term Loan B1, 5.0%, 5/24/2019	353,855	338,462
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020	347,736	274,494
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020	457,860	461,294
Bombardier Recreational Products, Inc., Term Loan B, 3.75%, 1/30/2019	754,286	755,108
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020	987,468	974,449
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 8/13/2021	465,417	466,650
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	497,462	474,039
California Pizza Kitchen, Inc., Term Loan, 5.252%, 3/29/2018	485,200	478,529
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022	498,750	491,685
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	368,189	368,583
CPI Acquisition, Inc., Term Loan B, 6.75%, 8/17/2022	500,000	497,187
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020	249,365	218,195
Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/2019	486,250	429,359
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	500,000	298,540
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 11/4/2021	1,000,000	991,565
Duff & Phelps Investment Management Co., Term Loan B, 4.75%, 4/23/2020	488,757	487,535
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019	500,000	484,018
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019	497,462	391,751
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	436,364	136,364
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	401,411	394,459
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020	491,250	483,881
Hanson Building Products Ltd., Second Lien Term Loan, 10.5%, 2/12/2023	500,000	496,875
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019	499,422	501,502
Hertz Corp., Term Loan B, 3.75%, 3/11/2018	496,173	495,553
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021	248,120	238,195
Hudson's Bay Co., Term Loan B, 4.75%, 8/10/2022	500,000	502,810
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	496,173	496,585
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	598,260	586,615
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020	492,528	492,528
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021	479,286	393,014
Jeld-Wen, Inc.:
Term Loan, 5.0%, 6/18/2022	500,000	499,377
Term Loan B, 5.25%, 10/15/2021	243,783	243,783
Koppers Holdings, Inc., Term Loan, 3.567%, 8/15/2019	486,486	457,297
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021	492,500	458,025
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	492,500	477,109
MacDermid, Inc., First Lien Term Loan, 4.5%, 6/7/2020	493,662	479,674
Mitel U.S. Holdings, Inc., Term Loan, 5.0%, 4/29/2022	498,750	496,725
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	244,333	231,097
Monitronics International, Inc., Term Loan B1, 4.5%, 4/2/2022	497,500	495,791
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020	492,516	483,897
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	482,500	478,278
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019	245,570	245,571
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	491,250	489,870
Oxbow Carbon LLC, Term Loan B, 4.25%, 7/19/2019	224,684	219,581
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.753%, 5/23/2019	733,125	731,754
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020	245,625	241,941
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021	987,500	790,000
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	483,445	483,573
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	495,000	492,525
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020	472,673	470,900
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	495,000	494,258
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	408,573	405,443
SBA Senior Finance II LLC, Term Loan B, 3.25%, 6/10/2022	498,750	492,827
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	467,281	466,989
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	492,500	489,422
Sybil Software LLC, Term Loan B, 4.25%, 3/20/2020	322,113	322,783
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	500,000	500,625
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	598,788	528,930
Transdigm, Inc., Term Loan E, 3.5%, 5/14/2022	995,240	981,969
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	435,520	433,886
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	490,000	488,951
USS Parent Holding Corp.:
Term Delay Draw, 5.752%, 8/5/2021	46,381	46,265
Term Loan B, 5.753%, 8/5/2021	202,435	201,929
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	498,750	499,064
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	944,814	944,225
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021	984,884	980,521
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022	369,787	363,547
Term Loan B2A, 3.5%, 1/15/2022	238,298	234,277
Term Loan B3, 3.5%, 1/15/2022	391,915	385,301
Total Loan Participations and Assignments (Cost $37,585,508)		36,242,158
Short-Term U.S. Treasury Obligations 4.5%
U.S. Treasury Bills:
0.07% **, 12/3/2015 (e)	486,000	486,011
0.215% **, 2/11/2016 (e)	12,452,000	12,450,854
0.325% **, 7/21/2016	18,000,000	17,965,458
Total Short-Term U.S. Treasury Obligations (Cost $30,880,348)		30,902,323
	Shares	Value ($)
Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 0.17% (f) (g) (Cost $2,072,225)	2,072,225	2,072,225
Cash Equivalents 6.5%
Central Cash Management Fund, 0.12% (f)	29,157,982	29,157,982
Deutsche Variable NAV Money Fund, 0.31% (f)	1,505,326	15,054,770
Total Cash Equivalents (Cost $44,212,752)		44,212,752
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $684,492,927) †	99.7	682,222,136
Other Assets and Liabilities, Net	0.3	1,836,276
Net Assets	100.0	684,058,412

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $684,630,994. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $2,408,858. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,305,391 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,714,249.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $2,036,049, which is 0.3% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At September 30, 2015, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended September 30, 2015 is as follows:

Affiliate	Value ($) at 6/30/2015	Purchase Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 9/30/2015
Central Cash Management Fund	48,552,708	335,875,097	355,269,823	—	14,626	29,157,982
Deutsche Variable NAV Money Fund	15,044,636	10,134	—	—	3,443	15,054,770
Total	63,597,344	335,885,231	355,269,823	—	18,069	44,212,752

At September 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/31/2015	100	12,051,563	63,156
Copper Futures	USD	10/7/2015	60	7,768,125	(444,942)
Copper Futures	USD	10/16/2015	80	10,359,760	(559,480)
Nickel Futures	USD	10/7/2015	120	7,466,162	(384,630)
Soybean Meal Futures	USD	12/14/2015	338	10,444,200	407,264
Total net unrealized depreciation					(918,632)

At September 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Aluminum Futures	USD	10/16/2015	260	10,234,185	747,598
Copper Futures	USD	10/7/2015	60	7,768,125	342,701
Gold 100 Oz Futures	USD	12/29/2015	60	6,691,200	165,727
Nickel Futures	USD	10/7/2015	120	7,466,162	793,678
Total unrealized appreciation					2,049,704

At September 30, 2015, open written option contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (h)
Call Options
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,000,000[1]	3/15/2016	14,450	0
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,000,000[2]	3/15/2016	23,600	0
Total Call Options				38,050	0
Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,000,000[1]	3/15/2016	14,450	(1,939)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,000,000[2]	3/17/2016	5,100	(1,939)
Total Put Options				19,550	(3,878)
Total				57,600	(3,878)

(h)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2015 was $53,722.

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2015, open commodity-linked swap contracts were as follows:

Bilateral Swaps

Expiration Date	Notional Amount ($)	Pay/Receive Return of the Reference Index	Value ($) (i)
Long Positions
10/15/2015	46,390,000[3]	Bloomberg Commodity Index	(394,842)
10/15/2015	42,960,000[4]	Bloomberg Commodity Index	(365,460)
10/15/2015	59,650,000[5]	Bloomberg Commodity Index	(507,702)
10/15/2015	26,510,000[6]	Bloomberg Commodity Index	(225,868)
10/15/2015	19,880,000[7]	Bloomberg Commodity Index	(169,467)
10/15/2015	13,260,000[8]	Bloomberg Commodity Index	(112,803)
10/15/2015	39,770,000[9]	Bloomberg Commodity Index	(338,323)
10/15/2015	66,280,000[10]	Bloomberg Commodity Index	(563,843)
10/15/2015	92,790,000[2]	Bloomberg Commodity Index	(789,363)
10/15/2015	33,140,000[11]	Bloomberg Commodity Index	(282,356)
10/15/2015	26,420,000[12]	Bloomberg Commodity Index	(224,524)
10/15/2015	19,880,000[13]	Bloomberg Commodity Index	(169,554)
10/15/2015	48,230,000[3]	Citi Cubes Dow Jones-UBS Weighted Index	187,033
1/20/2016	9,000,000[4]	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	299,217
10/15/2015	8,640,000[4]	JPMorgan Ranked Alpha Basket Index	28,802
10/15/2015	8,640,000[4]	JPMorgan Seasonal Spread Explorer	(20,741)
10/15/2015	22,240,000[12]	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	(3,198)
10/15/2015	17,610,000[12]	Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index	(150,354)
10/15/2015	39,770,000[14]	Modified Strategy D177 on the Bloomberg Commodity Index	(328,329)
10/15/2015	13,260,000[8]	Societe Generale Commodity Index	(94,968)
10/15/2015	84,180,000[15]	UBS Custom Commodity Index	(146,402)
Short Positions
10/5/2015	10,000,000[4]	Bloomberg Commodity Index	(1,496,468)
10/15/2015	108,000,000[2]	Bloomberg Commodity Index 3 Month Forward	730,288
10/15/2015	60,350,000[10]	Bloomberg Commodity Index 3 Month Forward	409,401
10/15/2015	64,800,000[4]	Bloomberg Commodity Index 3 Month Forward	440,439
1/20/2016	9,000,000[4]	Bloomberg Commodity Index Lean Hog Subindex	(974,480)
Total net unrealized depreciation		(5,263,865)

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At September 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)
6/17/2015 6/17/2019	70,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(2,532,570)	(2,532,570)
12/16/2015 12/16/2017	70,000,000	Fixed — 1.5%	Floating — 3-Month LIBOR	(892,472)	(599,485)
Total unrealized depreciation				(3,132,055)

Counterparties:

1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	JPMorgan Chase Securities, Inc.
5	Barclays Bank PLC
6	Credit Suisse
7	Royal Bank of Canada
8	Societe Generale
9	Wells Fargo Bank NA
10	Macquarie Bank Ltd.
11	Canadian Imperial Bank of Commerce
12	Bank of America
13	Morgan Stanley
14	Goldman Sachs & Co.
15	UBS AG
LIBOR: London Interbank Offered Rate; 3 Month LIBOR rate at September 30, 2015 is 0.33%.
Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2015, the Fund held $131,982,940 in the Subsidiary, representing 19.3% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$156,848,097	$—	$156,848,097
Mortgage-Backed Securities Pass-Throughs	—	25,433,220	—	25,433,220
Asset-Backed	—	67,467,247	—	67,467,247
Commercial Mortgage-Backed Securities	—	31,723,857	—	31,723,857
Collateralized Mortgage Obligations	—	11,099,827	—	11,099,827
Government & Agency Obligations	—	276,220,430	—	276,220,430
Loan Participations and Assignments	—	34,195,001	2,047,157	36,242,158
Short-Term U.S. Treasury Obligations	—	30,902,323	—	30,902,323
Short-Term Investments (j)	46,284,977	—	—	46,284,977
Derivatives (k)
Futures Contracts	$2,520,124	$—	$—	$2,520,124
Commodity-Linked Swap Contracts	—	2,095,180	—	2,095,180
Total	$48,805,101	$635,985,182	$2,047,157	$686,837,440
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(1,389,052)	$—	$—	$(1,389,052)
Written Options	—	(3,878)	—	(3,878)
Commodity-Linked Swap Contracts	—	(7,359,045)	—	(7,359,045)
Interest Rate Swap Contracts	—	(3,132,055)	—	(3,132,055)
Total	$(1,389,052)	$(10,494,978)	$—	$(11,884,030)

During the period ended September 30, 2015, the amount of transfers between Level 2 and Level 3 was $1,658,525. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended September 30, 2015, the amount of transfers between Level 3 and Level 2 was $1,716,855. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ 1,067,916	$ (5,263,865)	$ —
Interest Rate Contracts	$ 63,156	$ (3,132,055)	$ 53,722

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015